Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities

11	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
Trade accounts payable and accrued liabilities	$191.6	$167.8
Royalties payable	4.7	2.7
Share-based compensation liability	34.2	22.7
Other	2.5	0.8
	$233.0	$194.0